Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, plant and equipment

2023 [A]

	$ million
	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1	11,565	277,016	106,785	39,595	434,961
Additions	2,161	10,731	5,910	7,029	25,831
Sales, retirements and other movements [B]	(5,164)	(1,153)	(1,016)	(1,387)	(8,720)
Reclassifications [C]	—	(2,779)	527	2,252	—
Currency translation differences	73	1,855	863	207	2,998
At December 31	8,635	285,670	113,069	47,696	455,070
Depreciation, depletion and amortisation, including impairments
At January 1	5,162	159,662	56,901	14,594	236,319
Charge for the year [D]	731	18,202	8,295	2,687	29,915
Sales, retirements and other movements [B]	(2,609)	(2,000)	(2,083)	(1,394)	(8,086)
Reclassifications [C]	—	(2,217)	63	2,154	—
Currency translation differences	39	1,326	650	72	2,087
At December 31	3,323	174,973	63,826	18,113	260,235
Carrying amount at December 31	5,312	110,697	49,243	29,583	194,835
[A]Includes right-of-use assets under leases. (See Note 21).
[B]Includes the reclassification of assets classified as held for sale. (See Note 18).
[C]Reclassifications of right-of-use assets. (See Note 21).
[D]Includes impairment losses and reversals. (See Note 12).

2022 [A]

	$ million
	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1	12,679	285,903	104,182	34,005	436,769
Additions	1,564	11,954	6,928	7,808	28,254
Sales, retirements and other movements [B]	(2,469)	(14,541)	(2,548)	(242)	(19,800)
Currency translation differences	(209)	(6,300)	(1,777)	(1,976)	(10,262)
At December 31	11,565	277,016	106,785	39,595	434,961
Depreciation, depletion and amortisation, including impairments
At January 1	5,580	167,530	55,131	13,596	241,837
Charge for the year [C]	397	9,709	5,149	2,055	17,310
Sales, retirements and other movements [B]	(765)	(13,207)	(2,054)	(396)	(16,422)
Currency translation differences	(50)	(4,370)	(1,325)	(661)	(6,406)
At December 31	5,162	159,662	56,901	14,594	236,319
Carrying amount at December 31	6,403	117,354	49,884	25,001	198,642
[A]Includes right-of-use assets under leases. (See Note 21).
[B]Includes the reclassification of assets classified as held for sale. (See Note 18).
[C]Includes impairment losses and reversals. (See Note 12).
11. Property, plant and equipment continued
The carrying amount of property, plant and equipment at December 31, 2023, included $28,135 million (2022: $27,277 million) of assets under construction. This amount excludes exploration and evaluation assets.
The carrying amount of exploration and production assets at December 31, 2023, included rights and concessions in respect of proved and unproved properties of $6,097 million (2022: $7,662 million). Exploration and evaluation assets principally comprise rights and concessions in respect of unproved properties and capitalised exploration drilling costs.
The total contractual commitments for the purchase and lease of property, plant and equipment at December 31, 2023, amounted to $12,419 million of which $8,594 million related to lease commitments.

Capitalised exploration drilling costs

	$ million
	2023	2022	2021
At January 1	2,911	3,015	3,654
Additions pending determination of proved reserves	1,967	1,298	1,024
Amounts charged to expense	(868)	(881)	(639)
Reclassifications to productive wells on determination of proved reserves	(874)	(531)	(577)
Other movements	—	10	(447)
At December 31	3,136	2,911	3,015

	Projects		Wells
	Number	$ million	Number	$ million
Between 1 and 5 years	13	721	14	353
Between 6 and 10 years	6	704	22	708
Between 11 and 15 years	2	69	20	390
Between 16 and 20 years	2	124	8	167
Total	23	1,618	64	1,618
Exploration drilling costs capitalised for periods greater than one year at December 31, 2023, analysed according to the most recent year of activity, are presented in the table above. These comprise $273 million relating to five projects where drilling activities were under way or firmly planned for the future, and $1,345 million relating to 18 projects awaiting development concepts.